PostEmployment Benefit Obligations (Details 4)	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefit obligations
Discount rate (expense)	4.75%	5.00%
Discount rate (year end disclosures)	5.50%	4.75%
Future salary increases (salaried plan only)	5.00%	5.00%